Balance Sheets	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
Current liabilities:
Accrued expenses and other current liabilities		$ 20,000
Non-current liability:
TOTAL LIABILITIES		167,120		3,947
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 and 580,000 shares authorized as of July 31, 2024 and 2025;
Accumulated deficit		(167,120)		(3,947)
Total shareholders’ equity		(167,120)		(3,947)
Related Party [Member]
Current liabilities:
Amount due to a related party		147,120		3,947
Titan Pharmaceuticals Inc [Member]
Current assets:
Cash and cash equivalents	$ 328,000		$ 2,831,000
Related party receivable	3,217,000		62,000
Prepaid expenses and other current assets	169,000		30,000
Total current assets	3,714,000		2,923,000
Non-current assets:
Property and equipment, net	5,000
Prepaid expenses – non-current	486,000
TOTAL ASSETS	4,205,000		2,923,000
Current liabilities:
Accounts payable	77,000		202,000
Notes payable	2,466,000
Other accrued liabilities	107,000		281,000
Total current liabilities	2,650,000		483,000
Non-current liability:
TOTAL LIABILITIES	2,650,000		483,000
Commitments and contingencies (Note 4)
Shareholders’ equity
Preferred stock, at amounts paid-in, $0.001 par value per share; 5,000,000 shares authorized, 950,000 shares issued and outstanding at December 31, 2024			1,000
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 and 580,000 shares authorized as of July 31, 2024 and 2025;			1,000
Additional paid-in capital	400,576,000		398,974,000
Accumulated deficit	(399,021,000)		(396,536,000)
Total shareholders’ equity	1,555,000		2,440,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,205,000		2,923,000
TALENTEC SDN. BHD. [Member]
Current assets:
Cash and cash equivalents		575,111		684,497
Restricted cash		608,820		549,533
Accounts receivable, net		167,153		287,324
Contract assets				3,380
Deferred costs		345,780		317,761
Deferred offering cost		710,300		369,697
Prepaid expenses and other current assets		55,731		38,914
Total current assets		2,462,895		2,251,106
Non-current assets:
Property and equipment, net		107,965		1,365
Right-of-use asset		151,642
Total non-current assets		259,607		1,365
TOTAL ASSETS		2,722,502		2,252,471
Current liabilities:
Accounts payable		289,246		152,327
Notes payable		130,910		319,750
Contract liabilities		573,312		475,697
Accrued expenses and other current liabilities		603,504		182,116
Amount due to a related party				358,626
Long-term borrowings		19,597		66,193
Lease liability		63,817
Total current liabilities		1,680,386		1,554,709
Non-current liability:
Long-term borrowings				17,949
Lease liability		87,825
Total non-current liability		87,825		17,949
TOTAL LIABILITIES		1,768,211		1,572,658
Shareholders’ equity
Ordinary shares (par value of US$0.36 (RM1) per share; 580,000 and 580,000 shares authorized as of July 31, 2024 and 2025;		208,617		208,617
Additional paid-in capital		782,865		782,865
Accumulated deficit		(49,207)		(259,118)
Accumulated other comprehensive (loss) income		12,016		(52,551)
Total shareholders’ equity		954,291		679,813
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		2,722,502		2,252,471
TALENTEC SDN. BHD. [Member] | Related Party [Member]
Current liabilities:
Amount due to a related party				$ 358,626